Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Other Liabilities [Line Items]
Tax contingencies and other tax liabilities	$ 12,290	$ 10,510
Other	1,254	1,084
Total	$ 13,544	$ 11,594